SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - Employees and Directors [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Options outstanding at beginning of year	8,102,345
Options granted	1,358,500
Options exercised	(3,070,542)
Options forfeited	(430,047)
Options expired
Options outstanding at end of year	5,960,256	8,102,345
Exercisable at end of year	2,721,869
Weighted average exercise price
Options outstanding at beginning of year	$ 4.52
Options granted	13.34
Options exercised	5.18
Options forfeited	3.49
Options outstanding at end of year	6.26	$ 4.52
Exercisable at end of year	$ 4.73
Weighted average remaining contractual life
Options outstanding	6 years 11 months 8 days	5 years 8 months 1 day
Exercisable at end of year	5 years 4 months 17 days
Aggregate intrinsic value
Options outstanding at beginning of year	$ 13,942
Options outstanding at end of year	37,587	$ 13,942
Exercisable at end of year	$ 20,098